CONSOLIDATED STATEMENTS OF INCOME (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
CONSOLIDATED STATEMENTS OF INCOME
Net revenues	$ 5,045	$ 4,924	$ 10,046	$ 9,825
Cost of sales	2,384	2,331	4,688	4,642
Gross profit	2,661	2,593	5,358	5,183
Research and development expenses	344	339	697	668
Selling and marketing expenses	921	982	1,905	1,977
General and administrative expenses	302	319	604	626
Legal settlements and loss contingencies	26	1,435	55	1,462
Impairments restructuring and others	143	104	200	162
Operating income (loss)	925	(586)	1,897	288
Financial expenses - net	78	89	159	264
Income (loss) before income taxes	847	(675)	1,738	24
Income taxes	102	(222)	245	(169)
Share in losses of associated companies - net	0	3	8	23
Net income (loss)	745	(456)	1,485	170
Net loss attributable to non-controlling interests	(3)	(4)	(7)	(8)
Net income (loss) attributable to Teva	$ 748	$ (452)	$ 1,492	$ 178
Earnings (loss) per share attributable to Teva:
Basic	$ 0.88	$ (0.53)	$ 1.75	$ 0.21
Diluted	$ 0.87	$ (0.53)	$ 1.75	$ 0.21
Weighted average number of shares (in millions):
Basic	852	849	851	852
Diluted	857	849	855	853